Fair Value (Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail) - Fair Value, Measurements, Recurring - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total derivatives, current	¥ 5,742	¥ 2,470
Total current assets	5,742	2,470
Total equity securities, non-current	993,707	1,048,127
Total non-current assets	993,707	1,048,127
Total assets	999,449	1,050,597
Current derivative liabilities	905	4,770
Total current liabilities	905	4,770
Foreign currency forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total derivatives, current	5,742	2,470
Current derivative liabilities	905	4,770
Marketable equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total equity securities, non-current	993,707	1,048,127
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total equity securities, non-current	993,707	1,048,127
Total non-current assets	993,707	1,048,127
Total assets	993,707	1,048,127
Level 1 | Marketable equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total equity securities, non-current	993,707	1,048,127
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total derivatives, current	5,742	2,470
Total current assets	5,742	2,470
Total assets	5,742	2,470
Current derivative liabilities	905	4,770
Total current liabilities	905	4,770
Level 2 | Foreign currency forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total derivatives, current	5,742	2,470
Current derivative liabilities	¥ 905	¥ 4,770